COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COMPREHENSIVE INCOME
NET LOSS FOR THE YEAR	$ (1,092,374)	$ (1,627,821)
Other comprehensive income (loss), net of tax:	0	0
Net foreign currency translation (loss) gains	(827,487)	1,491,647
COMPREHENSIVE INCOME	$ (1,919,861)	$ (136,174)